Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$

Current tax
- Hong Kong	138	147	160
- Other countries	591	632	680
	729	779	840

Schedule of reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense

Reconciliations between the provision for income taxes computed by applying the Hong Kong profits tax to income before income tax expense are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	HK$	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	(2,867)	76	142
Current tax in other jurisdictions	591	632	681
Effect of income not chargeable for tax purpose	—	(15)	(3)
Effect of expenses not deductible for tax purpose	—	60	10
Tax effect of unused tax losses not recognized	3,005	26	10
	729	779	840